Details of Significant Accounts - Summary of Expenses Incurred on Share-based Payment Transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Expense From Sharebased Payment Transactions In Which Goods Or Services Received Did Not Qualify For Recognition As Assets [Abstract]
Equity-settled	$ 17,657	$ 629	$ 26,793	$ 41,386